Other Noninterest Expense	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Other Noninterest Expense

NOTE 26. OTHER NONINTEREST EXPENSE

Other noninterest expense is presented in the table below:

	Years Ended December 31,
(dollars in thousands)	2013	2012	2011
Other noninterest expenses:
Joint venture amortization	$4,095	$4,199	$3,302
Amortization of intangibles	1,591	1,709	1,737
Other real estate owned	445	2,166	1,518
Other	14,802	16,959	12,129

Total Other Noninterest Expenses	$20,933	$25,033	$18,686